LEASES - Lessee - Weighted average remaining lease terms and discount rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 7 days	3 years 5 months 1 day
Weighted average discount rate	4.38%	4.65%
Operating lease expenses	$ 274,707	$ 260,561	$ 279,397